Share-based payments	6 Months Ended
Jun. 30, 2022
Share-based payments
Share-based payments

27.Share-based payments

In 2016 we adopted a Long-Term Incentive Plan (“LTIP”). Under this LTIP key employees of the Group and key employees of the Group’s service provider (“non-employees”) received remuneration in the form of share options (further referred to as “options”), whereby they render services as consideration for equity instruments. Within LTIP several tranches of share options for Nexters Global’s Class A shares and Class B shares were issued as stated below.

In November 2021 the Company approved Employee Stock Option plan (the “ESOP”). Key staff employed by the Group and independent directors receive remuneration in the form of stock options, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Company granted a number of stock options under the ESOP, including:

●	Newly granted stock options (see section Stock options granted in 2021);
●	Stock options, which represent modification of the outstanding options under previous LTIP (see Modified complex options).

The common condition for both of these stock option types is that they have service condition. The Group believes that all employees granted a share-based compensation will continue to contribute to the Group’s projects and/or be employed by the Group during the respective vesting periods.

Class of shares	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
Employee stock option plan	November 2021, depending on the employee	2,330,000	*	2021-2026	Service condition
Modified Class B complex vesting options	01.01.2019	4,120,300	*	2022-2026	Service condition, performance non-market condition
Modified complex conditional upon listing	18.11.2020	20,000	*	2021	Service condition, performance non-market condition
Total share options granted as at June 30, 2022		6,470,300		–	–

* Options granted refer to Nexters Inc. shares

We recorded share-based payments expense in general and administrative expenses, game operation cost and selling and marketing expenses of our interim condensed consolidated statement of profit or loss and other comprehensive income.

The table below summarizes the share-based payments expense for the three and six months ended June 30, 2022 and June 30, 2021:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

Class B complex vesting	398	—	150	—
Complex conditional upon listing	—	705	—	315
Employee stock option plan	1,631	—	814	—
Total recorded expenses	2,029	705	964	315
therein recognized:
within Game operation cost	64	—	32	—
within Selling and marketing expenses	129	—	65	—
within General and administrative expenses	1,836	705	867	315

In relation to the share-based payment expense for six months ended June 30, 2021 we recognized the increase in Other reserves of 73 as it corresponds to the equity settled portion of the share options and 632 in liabilities as it corresponds to non-share-based cash alternative and 254 in liabilities as it corresponds to the dividends protection feature of the share options.

In relation to the share-based payment expense for six months ended June 30, 2022 we recognized the increase in Other reserves of 2,029 as it corresponds to the equity settled portion of the share options.

Stock options granted in 2021

The stock options have only the service condition.

We have estimated the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value at the grant date:

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Market price, US$	From 7.86 to 8.71
Strike price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average FV of one option, US$	3.57

The table below summarizes the expenses recognized for the three and six months ended June 30, 2022 and June 30, 2021 represents further recognition of grant-date fair value of options over the vesting periods:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expenses in relation to the stated conditions	1,631	705	814	315
Total recorded expenses	1,631	705	814	315

Modified complex options

Under the LTIP adopted in 2016, the Company granted Class B share options to one employee and one non-employee on January 1, 2019 with a service condition and a performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options was ten years. The fair value of granted awards was calculated as fair value of 100% share capital of Company (Equity Value – “EV”) at the grant date adjusted for the discount for lack of marketability (DLOM) and multiplied by the respective share of ownership of the respective tranche. The EV was estimated based on comparable companies’ EV/OCI multiples. Monte-Carlo Simulation method was used for the probability determination, based on which the judgement about the recognition was made.

For the purposes of the valuation each performance condition threshold was treated as a separate option with a separate valuation of the vesting period.

The following table presents fair value of options and related parameters used to estimate the fair value of our options at the grant date and probability of vesting:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12

*- applied to the result of fair value estimation.

**- total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in Nexters Inc.

Strike price for the above mention option at the beginning of 2021 was US$ 0.00

As part of the new ESOP, the Company has modified the complex options in November of 2021. Under the modified program for a portion of the options the non-market performance condition was eliminated and they include only the service condition. For the remaining options the performance conditions were modified such that only the non-market performance targets were modified. The Company considered the modification to be beneficial to the recipients. The number of share options to vest was adjusted in accordance with management’s assessment of future achievement of non-market performance targets. The remaining grant-date fair value was applied to the revised number of share option and recognized over the modified vesting period as at December 31, 2021. As at June 30, 2022 management reviewed the assessment of future achievement of non-market performance targets and the remaining grant-date fair value was applied to the revised number of share options.

The table below summarizes the expenses recognized in relation to the above-mentioned options:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expenses in relation to options with only the service condition	150	—	50	—
Expenses in relation to the options with yet unfulfilled performance non-market condition	248	—	100	—
Total recorded expenses	398	—	150	—

Complex conditional upon listing

Under the LTIP share options in the entity surviving the Transaction were granted to one employee on November 18, 2020 with a service condition and a series of performance-based non-market vesting conditions related to the listing. The contractual term of the options is 2 years. Since the agreement contains a clause that grants an employee the discretion of receiving cash consideration or options we treat the following agreement as a compound financial instrument that includes both a liability and an equity component.

We estimate the fair value of cash consideration first and estimate the fair value of the equity component consequently. The fair value of cash consideration is estimated as nominal value of related cash payments at assumed vesting date. We estimate the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted and accounted for in the current period.

The following table presents fair value per one option and related assumptions used to estimate the fair value of equity component of our options at the grant date:

Evaluation date (grant date)	November 18,	November 18,
	2020	2020
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11

For the purposes of the valuation each performance condition threshold is treated as three separate sub-options with separate valuation of vesting periods.

The first two sub-options were exercised during 2021. The outstanding sub-option was modified on November 30, 2021, leading to the change in classification of the sub-option to equity-settled. Strike price for the above stated option at the beginning of 2021 was US$ 10.00 before the modification and US$ 0.00 after it.

The table below summarizes the expenses recognized in relation to the abovementioned options:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expenses in relation to yet unfulfilled condition	—	705	—	315

Total recorded expenses	—	705	—	315